Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,598,640.86
Previously Paid Amount	0.00
Total Fee Amount	7,125.77
Total Offset Amount	0.00
Net Fee	$ 7,125.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A